Cash at Banks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash at Banks (Details) [Line Items]
Cash amount	$ 5,400
Deposit amount	$ 5,000
Bottom of range [member]
Cash at Banks (Details) [Line Items]
Deposits earned interest, percentage	0.20%	1.00%
Held for varying periods	1 month
Top of range [member]
Cash at Banks (Details) [Line Items]
Deposits earned interest, percentage	4.50%	4.85%
Held for varying periods	5 years